Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Inventories, Net
Schedule of inventories

Inventories are valued at the lower of cost or market with cost determined by the first-in, first-out method.  Inventories consisted of the following (in thousands):

	August 31, 2015	November 30, 2014

Finished goods	$9,319	$15,478
Finished goods consigned to others	718	531
Work in progress	1,332	3,157
Raw materials	5,328	6,778

	16,697	25,944
Less reserves for obsolescence and slow moving items	(1,347)	(590)

	$15,350	$25,354

        Inventories consisted of the following (in thousands):

	November 30, 2014	November 30, 2013
Finished goods	$15,478	$13,015
Finished goods consigned to others	531	554
Work in progress	3,157	2,776
Raw materials	6,778	7,000

	25,944	23,345
Less allowance for obsolescence and slow moving items	(590)	(594)

	$25,354	$22,751